Leases - Details of component of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease cost for fixed payments	¥ 260,361	¥ 379,323
Short-term lease costs	66,929	25,543
Variable lease costs	10,288	106,251
Total lease costs	¥ 337,578	¥ 511,117